CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2013	$ 52,443	$ (1,102)	$ 7,933	$ 5,288	$ 37,014	$ 101,576
Balance (in shares) at Mar. 31, 2013	16,801,810	(414,162)
Unrealized gain (loss) on available-for-sale securities				57		57
Exercise of stock options, value	$ 620		(127)			$ 493
Exercise of stock options, shares	230,000
Repurchase of common stock, value		$ (1,411)				$ (1,411)
Repurchase of common stock, shares		(561,409)				(561,409)
Net loss					(7,490)	$ (7,490)
Dividends ($0.22, $0.185 and $0.14 per share for March 31, 2014, March 31, 2015 and March 31, 2016 respectively)					(3,615)	(3,615)
Balance at Mar. 31, 2014	$ 53,063	$ (2,513)	7,806	5,345	25,909	89,610
Balance (in shares) at Mar. 31, 2014	17,031,810	(975,571)
Unrealized gain (loss) on available-for-sale securities				33		33
Stock-based compensation			199			$ 199
Exercise of stock options, shares
Net loss					(2,808)	$ (2,808)
Dividends ($0.22, $0.185 and $0.14 per share for March 31, 2014, March 31, 2015 and March 31, 2016 respectively)					(2,971)	(2,971)
Balance at Mar. 31, 2015	$ 53,063	$ (2,513)	8,005	5,378	20,130	84,063
Balance (in shares) at Mar. 31, 2015	17,031,810	(975,571)
Unrealized gain (loss) on available-for-sale securities				(73)		$ (73)
Exercise of stock options, shares
Net loss					(4,934)	$ (4,934)
Dividends ($0.22, $0.185 and $0.14 per share for March 31, 2014, March 31, 2015 and March 31, 2016 respectively)					(2,248)	(2,248)
Balance at Mar. 31, 2016	$ 53,063	$ (2,513)	$ 8,005	$ 5,305	$ 12,948	$ 76,808
Balance (in shares) at Mar. 31, 2016	17,031,810	(975,571)